Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Labilities (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Payable and Accrued Labilities [Abstract]
Trade payable	€ 1,885,115	€ 2,024,811
VAT payable	130,088	56,368
Payroll taxes payable	65,750	56,899
Customer deposits	96,679	772,740
Total	€ 2,177,632	€ 2,910,818